TAXATION - Deferred income taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred income taxes
Deferred income tax asset	$ 10,051
Deferred income tax liability	(62,086)	$ (15,236)
Net deferred income tax liability	(52,035)	(15,236)
Deductible temporary differences for which no deferred tax assets have been recognized	42,546	37,962
Tax losses expiring in periods from 2030 to 2039	291,312	275,265
Investment tax credits	8,965	8,965
Tax loss carry forwards
Deferred income taxes
Net deferred income tax liability	78,654	74,400
Other
Deferred income taxes
Net deferred income tax liability	6,569	2,080
Deductible temporary differences for which no deferred tax assets have been recognized	68	68
Investment tax credits
Deferred income taxes
Net deferred income tax liability	6,545	6,545
Financing costs
Deferred income taxes
Net deferred income tax liability	2,431	4,310
Inventories
Deferred income taxes
Net deferred income tax liability	(675)	(847)
Long term debt
Deferred income taxes
Net deferred income tax liability	(6,061)	10,798
Provincial mining tax attributes
Deferred income taxes
Net deferred income tax liability	(15,107)	(6,088)
Deductible temporary differences for which no deferred tax assets have been recognized	21,239	18,947
Mineral interests
Deferred income taxes
Net deferred income tax liability	(124,391)	(106,434)
Decommissioning and restoration provision
Deferred income taxes
Deductible temporary differences for which no deferred tax assets have been recognized	$ 21,239	$ 18,947